Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Plant and Equipment	Sep. 30, 2024	Dec. 31, 2023
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	the lesser of useful life or term of lease	the lesser of useful life or term of lease
Minimum [Member] | Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Minimum [Member] | Medical Instruments [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Minimum [Member] | Motor vehicle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Minimum [Member] | Office Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	3 years	3 years
Maximum [Member] | Furniture and Fixtures [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Maximum [Member] | Medical Instruments [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	10 years	10 years
Maximum [Member] | Motor vehicle [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years
Maximum [Member] | Office Equipment [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Estimated Useful Lives of the Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years	5 years